Resource Credit Income Fund (the “Fund”)

Supplement No. 2 dated April 24, 2020 to the
Prospectus dated January 15, 2020, as previously amended on April 17, 2020 (the “Prospectus”)

Supplement No. 1 dated April 24, 2020 to the
Statement of Additional Information dated January 15, 2020 (the “Statement of Additional Information”)

On April 24, 2020, (i) the Resource Credit Income Fund (the “Fund”), Resource Alternative Advisor, LLC (the “Adviser”), the Goldman Sachs Credit Income Fund and Goldman Sachs Asset Management, L.P. (“GSAM”) mutually agreed to terminate the Agreement and Plan of Reorganization among the Fund, the Adviser, the Goldman Sachs Credit Income Fund and GSAM; and (ii) the Adviser, Resource America, Inc., Resource Real Estate, LLC and C-III Capital Partners LLC (collectively, “Resource”) and GSAM mutually agreed to terminate the Asset Purchase Agreement among Resource and GSAM solely with respect to the Fund. Accordingly, the sections of the Prospectus titled “PROSPECTUS SUMMARY – Proposed Reorganization” and “MANAGEMENT OF THE FUND – Proposed Reorganization” and the section of the Statement of Additional Information titled “MANAGEMENT OF THE FUND – Proposed Reorganization” are deleted in their entirety.

The Adviser will continue to manage the Fund in accordance with the Fund’s Prospectus and Statement of Additional Information.

The special meeting of the Fund’s shareholders to consider the reorganization of the Fund into the Goldman Sachs Credit Income Fund that was scheduled to occur on May 1, 2020 is canceled.

This Supplement, the Prospectus (and Amendment No. 1 thereto dated April 17, 2020) and the Fund’s Statement of Additional Information dated January 15, 2020 (the “Statement of Additional Information”) provide relevant information for all shareholders and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. The Prospectus and Statement of Additional Information can be obtained without charge by calling toll-free (855) 747-9559.